Deferred Taxation - Summary of Unrecognized Tax Losses Temporary Differences and Unused Credits will be Carried Forward and Expire in Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	$ 97,607	$ 62,866
Tax effected deductible temporary differences	17,221	15,506
Total unused tax credits	7,462
2024 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	2,319	2,364
2025 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	4,973	4,634
2026 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	10,144	7,025
2027 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,176	15,757
2028 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,571
Indefinite [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	61,424	33,086
Tax effected deductible temporary differences	17,221	$ 15,506
2038 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	62
2039 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	229
2040 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,320
2041 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,800
2042 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	2,589
2043 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	$ 1,462